MINING INTERESTS - Disclosure of Detailed Information About Mining Interests, Non-depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of mining interests [line items]
Beginning mining interests	$ 1,034,522
Ending mining interests	2,680,048	$ 1,034,522
Non-depletable properties [Member]
Disclosure of mining interests [line items]
Beginning mining interests	254,632	212,519
Exploration and evaluation expenditures	71,039	45,994
Acquisition of Gatos	536,427
Reversal of impairment	6,304
Transfer to depletable properties	(40,981)	(3,881)
Ending mining interests	827,421	254,632
Non-depletable properties [Member] | Santa Elena [Member]
Disclosure of mining interests [line items]
Beginning mining interests	67,029	50,483
Exploration and evaluation expenditures	25,221	18,725
Acquisition of Gatos	0
Transfer to depletable properties	(35,393)	(2,179)
Ending mining interests	56,857	67,029
Non-depletable properties [Member] | Los Gatos [Member]
Disclosure of mining interests [line items]
Beginning mining interests	0	0
Exploration and evaluation expenditures	12,759	0
Acquisition of Gatos	536,427
Transfer to depletable properties	0	0
Ending mining interests	549,186	0
Non-depletable properties [Member] | San Dimas [Member]
Disclosure of mining interests [line items]
Beginning mining interests	40,718	24,696
Exploration and evaluation expenditures	17,496	16,022
Acquisition of Gatos	0
Transfer to depletable properties	(4,386)	0
Ending mining interests	53,828	40,718
Non-depletable properties [Member] | La Encantada [Member]
Disclosure of mining interests [line items]
Beginning mining interests	4,712	4,461
Exploration and evaluation expenditures	2,478	1,953
Acquisition of Gatos	0
Transfer to depletable properties	(1,202)	(1,702)
Ending mining interests	5,988	4,712
Non-depletable properties [Member] | Jerritt Canyon [Member]
Disclosure of mining interests [line items]
Beginning mining interests	91,117	82,645
Exploration and evaluation expenditures	7,986	8,472
Acquisition of Gatos	0
Transfer to depletable properties	0	0
Ending mining interests	99,103	91,117
Non-depletable properties [Member] | Non-producing Properties [Member]
Disclosure of mining interests [line items]
Beginning mining interests	14,875	14,404
Exploration and evaluation expenditures	451	471
Acquisition of Gatos	0
Reversal of impairment	6,304
Transfer to depletable properties	0	0
Ending mining interests	21,630	14,875
Non-depletable properties [Member] | Exploration Projects [Member]
Disclosure of mining interests [line items]
Beginning mining interests	24,324	23,973
Exploration and evaluation expenditures	495	351
Acquisition of Gatos	0
Transfer to depletable properties	0	0
Ending mining interests	24,819	24,324
Non-depletable properties [Member] | Springpole Stream [Member]
Disclosure of mining interests [line items]
Beginning mining interests	11,856	11,856
Exploration and evaluation expenditures	4,153	0
Acquisition of Gatos	0
Transfer to depletable properties	0	0
Ending mining interests	$ 16,009	$ 11,856